Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Beginning balance	$ 169,370	$ 132,908
Additions for prior year tax positions	19,679	20,616
Additions for current year tax position	30,420	15,846
Ending balance	$ 219,469	$ 169,370